Debentures - Summary of Detailed Information on Debentures Outstanding (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	May 15, 2019	Dec. 31, 2018	Sep. 28, 2018
Disclosure of detailed information about borrowings [line items]
Principal	R$ 800,000	R$ 800,000	R$ 400,000	R$ 800,000
Interest	47,127		6,538
Payments	(11,897)
Total	835,230		406,538
Current	435,230
Non-current	R$ 400,000		R$ 406,538